Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Bank premises and equipment
Less: accumulated depreciation	$ (448,470)	$ (420,279)
Bank premises and equipment, net	514,454	527,583
Bank Building and Improvements
Bank premises and equipment
Bank premises and equipment, gross	$ 550,094	542,063
Bank Building and Improvements | Minimum
Bank premises and equipment
Estimated useful lives	5 years
Bank Building and Improvements | Maximum
Bank premises and equipment
Estimated useful lives	40 years
Furniture, Equipment and Vehicles
Bank premises and equipment
Bank premises and equipment, gross	$ 289,743	280,586
Furniture, Equipment and Vehicles | Minimum
Bank premises and equipment
Estimated useful lives	1 year
Furniture, Equipment and Vehicles | Maximum
Bank premises and equipment
Estimated useful lives	20 years
Land
Bank premises and equipment
Bank premises and equipment, gross	$ 123,087	$ 125,213
Land, Building, Furniture, Fixture and Equipment | Minimum
Bank premises and equipment
Estimated useful lives	7 years
Land, Building, Furniture, Fixture and Equipment | Maximum
Bank premises and equipment
Estimated useful lives	27 years